ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2021
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in the six months ended June 30, 2021
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:
Business services
Everise Holdings Pte Ltd. (“Everise”)
On January 8, 2021, the partnership, together with institutional partners, acquired a 100% voting interest in Everise, a business process outsourcing company that specializes in managing customer interactions for large global healthcare and technology clients primarily based in the U.S. The partnership’s economic interest was 36% for total consideration of $103 million, comprising $80 million of cash consideration and $23 million of contingent consideration related to the achievement of near-term performance targets payable to the former shareholders. The partnership received 100% of the voting rights, which provided the partnership with control. Accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $91 million of intangible assets, $20 million of equity accounted investments, net other liabilities of $1 million and $103 million of non-recourse borrowings. Goodwill of $275 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes. Non-controlling interests of $179 million recognized on business combination were measured at fair value. The initial fair values of acquired assets, liabilities, and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period. Total acquisition costs of $7 million were recorded as other expenses in the unaudited interim condensed consolidated statements of operating results.
The partnership’s results from operations for the period ended June 30, 2021 includes revenues of $150 million contributed from Everise. If the acquisition had been effective January 1, 2021, the partnership would have recorded revenues of $157 million for the six months ended June 30, 2021.
(b)Acquisitions completed in 2020
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:
Business services
IndoStar Capital Finance Limited (“IndoStar”)
On May 27, 2020, the partnership, together with institutional partners, acquired a 31% ownership interest in IndoStar, an Indian financing company focused on commercial vehicle lending and affordable home finance, for consideration of $162 million. The partnership did not receive voting rights with its initial investment and on June 30, 2020 classified the investment as a financial asset measured at fair value through profit and loss.
On July 8 and 9, 2020, the partnership, together with institutional partners, acquired an additional 26% interest in IndoStar through a Mandatory Tender Offer and a secondary offering, for $114 million and $19 million, respectively, for a total ownership interest of 57%. Upon completion of the additional investment, the partnership received 57% of the voting rights which provided the partnership with control over the business on July 9, 2020. Accordingly, the partnership has consolidated the business for financial reporting purposes. Total consideration for the acquisition, inclusive of the May 27, 2020 transaction, was $105 million attributable to the partnership, representing a 20% economic interest. Total acquisition costs of $4 million were recorded as other expenses within the consolidated statements of operating results in 2020.
The transaction was accounted for as a business combination achieved in stages. The partnership’s previously held investment in IndoStar was remeasured to fair value prior to the acquisition of additional interests. The fair value approximated carrying value and no cumulative gain or loss arising from changes in the fair value of the investment was recognized.
The acquisition contributed $1,112 million of loans receivable, $78 million of cash and cash equivalents, $227 million of financial assets, intangible assets of $20 million, net other assets of $30 million and non-recourse borrowings of $988 million. Goodwill of $29 million was recognized and represents the benefits the partnership expects to receive from the integration of the operations. Non-controlling interests of $403 million recognized on business combination were measured at the proportionate share of the fair value of assets acquired and liabilities assumed.
The partnership’s results from operations for the year ended December 31, 2020 includes revenues of $86 million and $3 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2020, the partnership would have recorded revenues of $175 million for the year ended December 31, 2020 and a net loss of $7 million attributable to the partnership for the year ended December 31, 2020.